Segment Information	12 Months Ended
Dec. 31, 2021
Segment Information
Segment Information

17   Segment Information

Based on the criteria established by ASC 280 ‘‘Segment Reporting’’, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s CODM in deciding how to allocate resources and assess performance.

The Group operated and managed its business in two segments, one-on-one offerings, and small class offerings from 2018 to 2020.

Effective from March 31, 2021, the Group changed its segment disclosure and no longer separately reports the financial results of its small class business, as the CODM no longer reviews the stand-alone operating information of the small class business. This is due to the immaterial contribution the small class business is expected to provide in the future, consistent with the Group’s strategic decision to focus business development on the one-on-one mass market offering. The CODM now reviews consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole, and hence, the Group has only one reportable segment. This change in segment presentation does not affect consolidated balance sheets or consolidated statements of comprehensive income.

The Group operates in two principal geographical areas—China and the Philippines. For all periods presented, most of revenues from external customers are attributed to China based on customer location.

The following table summarizes property and equipment of the Group by geographical location:

	Property and equipment
	As of December 31,
	2020	2021
	RMB	RMB
China	18,284	16,072
Philippines	2,891	945